Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,944.0
Ending balance		1,349.2	$ 1,944.0
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,223.8	10,931.7
Capital expenditures		343.1	292.5
Property acquisitions		84.9	0.6
Property dispositions		(1.5)
Transfer to assets held for sale		(3,256.0)
Change in decommissioning liability	[1]	22.7	(1.0)
Ending balance		8,417.0	11,223.8
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,287.0)	(9,079.4)
Depletion and depreciation		245.3	204.9
Impairments		415.3	2.7
Transfer to assets held for sale		(2,874.4)
Ending balance		(7,073.2)	(9,287.0)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,936.8
Ending balance		1,343.8	1,936.8
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		11,044.6	10,754.3
Capital expenditures		342.3	290.7
Property acquisitions		84.9	0.6
Property dispositions		(1.5)	(1.0)	[1]
Transfer to assets held for sale		(3,256.0)
Change in decommissioning liability	[1]	22.7
Ending balance		8,237.0	11,044.6
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,110.3)	(8,902.8)
Depletion and depreciation		244.9	204.8
Impairments		415.3	2.7
Transfer to assets held for sale		(2,874.4)
Ending balance		(6,896.1)	(9,110.3)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		179.2	177.4
Capital expenditures		0.8	1.8
Ending balance		180.0	179.2
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(176.7)	(176.6)
Depletion and depreciation		0.4	0.1
Ending balance		$ (177.1)	$ (176.7)

[1]	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.